LIQUIDITY RISKS AND UNCERTAINTIES AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
LIQUIDITY RISKS AND UNCERTAINTIES

NOTE 2 - LIQUIDITY RISKS AND OTHER UNCERTAINTIES

The Company has incurred net losses every year since inception and has an accumulated deficit of approximately $35.5 million at September 30, 2022. The Company has historically funded its operations through debt and equity financings. On August 9, 2022, the Company completed an offering (the “Offering”) of ordinary shares represented by ADSs and pre-funded warrants to purchase ordinary shares represented by ADSs with each ADS and pre-funded warrant accompanied by an ordinary warrant, for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million (see Note 14). As a result of the completion of the Offering, the Company believes that it has sufficient resources to effect its business plan for at least one year from the issuance of these unaudited condensed consolidated financial statements.

Additional financing will still be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements until it achieves commercial profitability, if ever. Such financing may not be available at acceptable terms, if at all. If the Company is unable to obtain additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business, results of operations and financial condition.

Other risks and uncertainties:

The Company is subject to risks common to development stage biopharmaceutical companies including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, pre-clinical and clinical trial outcome risks, regulatory approval risks, uncertainty of market acceptance and additional financing requirements.

The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. There can be no assurance that the Company’s products will receive all of the required approvals or clearances. Approvals or clearances are also required in foreign jurisdictions in which the Company may license or sell its products.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed.

The Company is also dependent on several third party suppliers, in some cases single-source suppliers which include the supplier of the active pharmaceutical ingredient (API), as well as the contract manufacturer of the drug substance for the expected clinical development.

Coronavirus (“COVID-19”) created a global pandemic, which commenced in 2020. The Company’s operations, to date, have not been dramatically affected by COVID-19. However, the extent of any future impact on the Company’s operational and financial performance will depend on the possibility of a resurgence and resulting severity with respect to the Company’s access to API and drug product for clinical testing, as well as the Company’s ability to safely and efficiently conduct planned clinical trials.

Nasdaq Listing

On April 22, 2022, the Company received a letter from the Listing Qualifications staff (the “Staff”) of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that it is no longer in compliance with Nasdaq Listing Rule 5550(b)(1) requiring minimum stockholders’ equity of at least $2.5 million for continued listing on The Nasdaq Capital Market. Based on the Company’s Form 6-K, dated August 10, 2022, the Staff has determined that the Company complies with the minimum stockholder’s equity requirement, and the Company evidences continued compliance with these financial statements for the quarter ended September 30, 2022.

On June 10, 2022, the Company received a letter from the Staff notifying the Company that the closing bid price per ADS was below the required minimum of $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2). Since then, the Staff has determined that the closing bid price of the Company’s ADSs has been at $1.00 per ADS or greater, and the Company has regained compliance with the minimum bid price requirement.

There can be no assurance that the Company will be able to maintain compliance with Nasdaq’s minimum stockholders’ equity requirement or minimum bid-price requirement for continued listing. If the Company’s ADSs are delisted from Nasdaq, it will have material negative impacts on the actual and potential liquidity of the Company’s securities, as well as material negative impacts on the Company’s ability to raise future capital.

NOTE 2 - LIQUIDITY RISKS AND UNCERTAINTIES AND GOING CONCERN

The Company has incurred net losses every year since inception and had an accumulated deficit of approximately $28.1 million at December 31, 2021. The Company funded its operations through the issuance of the 2020 Notes (as defined below) and the Bridge Financing (as defined below) prior to the Merger and the Primary Financing completed on October 28, 2021, whereby the Company received funding of approximately $12 million ($10.1 million after offering costs) at the closing of the Merger. The Company expected to receive additional funding through the mandatory exercise provision of the Series C Warrant issued to the Investor in March 2022 which would have resulted in proceeds of approximately $9.5 million. In the event the requirements of the mandatory exercise provision of such warrant were not met (see Note 5), the Company received a written commitment from the Investor to provide funding equal to the $9.5 million expected upon exercise of the Series C Warrant, at prevailing market rates. However, on July 14, 2022, the Company and Altium entered into an agreement, pursuant to which the parties agreed to, among other things, cancel the Series C Warrant and a portion of the Series A Warrant previously issued to Altium (see Note 17). Following the cancellation of the Series C Warrant on July 14, 2022, the Company no longer expects to receive such proceeds from Altium, and the Company does not have sufficient resources to implement its business plan for at least one year from the issuance of these consolidated financial statements. This raises substantial doubt about the Company’s ability to continue as a going concern.

Additional financing will be required to complete the research and development of the Company’s therapeutic targets and its other operating requirements, which may not be available at acceptable terms, if at all. The Company has filed a registration statement on Form F-1 related to an offering of its securities on a “reasonable best efforts” basis, however there is no assurance of the successful consummation of such offering. The Company is also in the process of discussing a line of credit with a bank which has not yet been closed as of the financial statement filing date and is likely to be conditional on additional equity funding. If the Company is unable to obtain the additional funding when it becomes necessary, the development of its product candidates will be impacted and the Company would likely be forced to delay, reduce, or terminate some or all of its development programs, all of which could have a material adverse effect on the Company’s business, results of operations and financial condition.